Equity (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Capital Stock
As of December 31, 2019 and 2018, FEMSA’s capital stock is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270

Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540

Total shares	7,085,242,500	10,805,888,850	17,891,131,350

Summary of Dividends Declared and Paid
For the years ended December 31, 2019, 2018 and 2017 the dividends declared and paid by the Company and Coca-Cola FEMSA were as follows:

	2019		2018		2017
FEMSA	Ps.	9,692	Ps.	9,220	Ps.	8,636
Coca-Cola FEMSA (100% of dividend)		7,437		7,038		6,991
For the years ended December 31, 2019 and 2018 the dividends declared and paid per share by the Company are as follows:

Series of Shares	2019		2018
“B”	Ps.	0.48333	Ps.	0.45980
“D”		0.60417		0.57480